Deposits	12 Months Ended
Dec. 31, 2012
Deposits.
Deposits

(7) Deposits

        Deposits as of December 31, 2012 and 2011 and related interest expense for the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$2,002,920	$1,717,286
Foreign	462,830	209,732

Total demand non-interest bearing	2,465,750	1,927,018

Savings and interest bearing demand
Domestic	2,350,872	2,221,758
Foreign	516,279	485,935

Total savings and interest bearing demand	2,867,151	2,707,693

Time, certificates of deposit
$100,000 or more
Domestic	973,824	1,022,450
Foreign	1,025,089	1,244,018
Less than $100,000
Domestic	601,766	664,111
Foreign	353,633	380,802

Total time, certificates of deposit	2,954,312	3,311,381

Total deposits	$8,287,213	$7,946,092

	2012	2011	2010
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$4,487	$6,549	$7,771
Foreign	801	1,234	1,612

Total savings and interest bearing demand	5,288	7,783	9,383

Time, certificates of deposit
$100,000 or more
Domestic	8,263	10,299	14,839
Foreign	9,148	11,512	17,084
Less than $100,000
Domestic	4,945	7,468	11,416
Foreign	1,617	2,277	3,628

Total time, certificates of deposit	23,973	31,556	46,967

Total interest expense on deposits	$29,261	$39,339	$56,350

        Scheduled maturities of time deposits as of December 31, 2012 were as follows:

Total
(in thousands)
2013	$2,623,178
2014	224,606
2015	72,214
2016	27,437
2017	6,478
Thereafter	399

Total	$2,954,312

        Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2012, were as follows:

Due within 3 months or less	$718,867
Due after 3 months and within 6 months	527,526
Due after 6 months and within 12 months	535,414
Due after 12 months	217,106

$1,998,913